Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Apr 11, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013
Asset Allocation Portfolio | Asset Allocation Portfolio | Class 1
Risk/Return:
Trading Symbol	STAAA
Asset Allocation Portfolio | Asset Allocation Portfolio | Class 2
Risk/Return:
Trading Symbol	STAAB
Capital Appreciation Portfolio | Capital Appreciation Portfolio | Class 1
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Trading Symbol	ASCAA
Capital Appreciation Portfolio | Capital Appreciation Portfolio | Class 2
Risk/Return:
Trading Symbol	ASCAB
Government and Quality Bond Portfolio | Government and Quality Bond Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGQA
Government and Quality Bond Portfolio | Government and Quality Bond Portfolio | Class 2
Risk/Return:
Trading Symbol	ASGQB
Growth and Income Portfolio | Growth and Income Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGIA
Growth Portfolio | Growth Portfolio | Class 1
Risk/Return:
Trading Symbol	ASGRA
Growth Portfolio | Growth Portfolio | Class 2
Risk/Return:
Trading Symbol	ASGRB
Multi-Asset Portfolio | Multi-Asset Portfolio | Class 1
Risk/Return:
Trading Symbol	ASMAA
Natural Resources Portfolio | Natural Resources Portfolio | Class 1
Risk/Return:
Trading Symbol	ASNRA
Natural Resources Portfolio | Natural Resources Portfolio | Class 2
Risk/Return:
Trading Symbol	ASNRB
Strategic Multi-Asset Portfolio | Strategic Multi-Asset Portfolio | Class 1
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Trading Symbol	ASTMA

Asset Allocation Portfolio | Asset Allocation Portfolio
Asset Allocation Portfolio
Investment Goal
The investment goal of the Asset Allocation Portfolio (the “Portfolio”) is high total return (including income and capital gains) consistent with long-term preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Asset Allocation Portfolio		Class 1	Class 2	Class 3
Management Fees		0.66%	0.66%	0.66%
Service (12b-1) Fees		none	0.15%	0.25%
Other Expenses		0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Portfolio Operating Expenses	[1]	0.81%	0.96%	1.06%
[1]	Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include acquired portfolio fees and expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Asset Allocation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	83	259	450	1,002
Class 2	98	306	531	1,178
Class 3	108	337	585	1,294

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Portfolio will principally invest in equity securities, including common stocks; convertible securities; warrants and rights; fixed income securities, including U.S. government securities, investment grade corporate bonds, preferred stocks, junk bonds (up to 25% of fixed income investments), senior securities and pass-through securities; real estate investment trusts (“REITs”); registered investment companies; and foreign securities, including depositary receipts and emerging market issues.

Asset allocation views may be expressed through equity securities, fixed income securities, money market instruments and other assets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits are and not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may under perform the market generally.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Junk Bond Risk. The Portfolio may invest in high-yield, high risk bonds commonly known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will decrease the value of your investment in the Portfolio.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Foreign Investment Risk. The Portfolio will invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and a Blended Index. The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.36% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Asset Allocation Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	[1]	11.95%	3.90%	7.62%
Class 2	[1]	11.78%	3.74%	7.45%
Class 3	[1]	11.68%	3.64%	7.35%
S&P 500 Index		16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index		4.21%	5.95%	5.18%
Blended Index		11.31%	3.81%	6.62%
[1]	Performance information shown for periods prior to November 24, 2003 is that of the SunAmerica Series Trust Asset Allocation Portfolio (the "SAST Portfolio") that was reorganized into the Portfolio on November 24, 2003. The SAST Portfolio had the same investment goal and investment strategies and policies as the Portfolio, and was managed by the same portfolio managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asset Allocation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Asset Allocation Portfolio (the “Portfolio”) is high total return (including income and capital gains) consistent with long-term preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include acquired portfolio fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Portfolio will principally invest in equity securities, including common stocks; convertible securities; warrants and rights; fixed income securities, including U.S. government securities, investment grade corporate bonds, preferred stocks, junk bonds (up to 25% of fixed income investments), senior securities and pass-through securities; real estate investment trusts (“REITs”); registered investment companies; and foreign securities, including depositary receipts and emerging market issues.

Asset allocation views may be expressed through equity securities, fixed income securities, money market instruments and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits are and not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may under perform the market generally.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Junk Bond Risk. The Portfolio may invest in high-yield, high risk bonds commonly known as “junk bonds,” which are considered speculative. Junk bonds carry a substantial risk of default or of changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase. A junk bond’s market price may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for the Portfolio to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Portfolio to replace the security with a lower yielding security. If this occurs, it will decrease the value of your investment in the Portfolio.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Real Estate Industry Risk. Risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. In addition, REITs are dependent upon management skill, may not be diversified and are subject to project financing risks. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from registration under the Investment Company Act of 1940.

Investment Company Risk. The risks of the Portfolio owning other investment companies, including ETFs, generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in these investments could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying the other investment companies purchased or sold by the Portfolio could result in losses on the Portfolio’s investment in such securities. Other investment companies also have management fees that increase their costs versus owning the underlying securities directly.

Foreign Investment Risk. The Portfolio will invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits are and not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index and a Blended Index. The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and a Blended Index. The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index consists of 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500 Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.53% (quarter ended September 30, 2009) and the lowest return for a quarter was –13.36% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.36%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.81%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.62%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,294
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.68%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.64%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.35%	[2]
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2003	rr_AnnualReturn2003	23.04%
Annual Return 2004	rr_AnnualReturn2004	10.32%
Annual Return 2005	rr_AnnualReturn2005	5.00%
Annual Return 2006	rr_AnnualReturn2006	11.31%
Annual Return 2007	rr_AnnualReturn2007	8.47%
Annual Return 2008	rr_AnnualReturn2008	(23.03%)
Annual Return 2009	rr_AnnualReturn2009	22.24%
Annual Return 2010	rr_AnnualReturn2010	13.89%
Annual Return 2011	rr_AnnualReturn2011	0.93%
Annual Return 2012	rr_AnnualReturn2012	11.95%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.95%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.90%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.62%	[2]
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.66%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.96%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%	[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.74%	[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.45%	[2]

[1]	Total Annual Portfolio Operating Expenses do not correlate to the ratio of net expenses to average net assets provided in the Financial Highlights table, which reflects the operating expenses of each Class and does not include acquired portfolio fees and expenses.
[2]	Performance information shown for periods prior to November 24, 2003 is that of the SunAmerica Series Trust Asset Allocation Portfolio (the "SAST Portfolio") that was reorganized into the Portfolio on November 24, 2003. The SAST Portfolio had the same investment goal and investment strategies and policies as the Portfolio, and was managed by the same portfolio managers.

Capital Appreciation Portfolio | Capital Appreciation Portfolio
Capital Appreciation Portfolio
Investment Goal
The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Capital Appreciation Portfolio	Class 1	Class 2	Class 3
Management Fees	0.70%	0.70%	0.70%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.04%	0.04%	0.04%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Capital Appreciation Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	76	237	411	918
Class 2	91	284	493	1,096
Class 3	101	315	547	1,213

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation —focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may under perform the market generally.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.32% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.19% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Capital Appreciation Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	23.90%	2.89%	10.21%
Class 2	23.71%	2.73%	10.05%
Class 3	23.58%	2.63%	9.94%
Russell 3000�� Growth Index	15.21%	3.15%	7.69%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Capital Appreciation Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Capital Appreciation Portfolio (the “Portfolio”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation —focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may under perform the market generally.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the “Financial Highlights” section we provide each Portfolio’s portfolio turnover rate for each of the last five fiscal years.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000 Growth Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.32% (quarter ended March 31, 2012) and the lowest return for a quarter was –22.19% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.19%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Russell 3000�� Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.69%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.94%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Annual Return 2003	rr_AnnualReturn2003	32.27%
Annual Return 2004	rr_AnnualReturn2004	9.11%
Annual Return 2005	rr_AnnualReturn2005	11.67%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	27.68%
Annual Return 2008	rr_AnnualReturn2008	(40.34%)
Annual Return 2009	rr_AnnualReturn2009	36.79%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	(7.05%)
Annual Return 2012	rr_AnnualReturn2012	23.90%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.21%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.05%

Government and Quality Bond Portfolio | Government and Quality Bond Portfolio
Government and Quality Bond Portfolio
Investment Goal
The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Government and Quality Bond Portfolio	Class 1	Class 2	Class 3
Management Fees	0.54%	0.54%	0.54%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.05%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.59%	0.74%	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Government and Quality Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	60	189	329	738
Class 2	76	237	411	918
Class 3	86	268	466	1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), may comprise up to 20% of the Portfolio’s net assets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” is explained below. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn.

Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.65% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.25% (quarter ended June 30, 2004).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Government and Quality Bond Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	3.83%	4.89%	4.25%
Class 2	3.65%	4.72%	4.10%
Class 3	3.53%	4.62%	3.99%
Barclays U.S. Aggregate A or Better Index	3.45%	5.61%	4.94%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Government and Quality Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Government and Quality Bond Portfolio (the “Portfolio”) is relatively high current income, liquidity and security of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation (“S&P”) or Aa3 or better by Moody’s Investor Service, Inc. (“Moody’s”)).

The Portfolio will principally invest in fixed income securities, including U.S. Government securities, mortgage-backed securities, asset-backed securities, and high quality corporate bonds. Corporate bonds rated lower than AA- by S&P but not lower than A- (or lower than Aa3 by Moody’s but not lower than A3), may comprise up to 20% of the Portfolio’s net assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall, and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” is explained below. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn.

Prepayment Risk. Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Portfolio may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally decline, with the effect that the securities subject to prepayment risk held by the Portfolio may exhibit price characteristics of longer-term debt securities.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Barclays U.S. Aggregate A or Better Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Barclays U.S. Aggregate A or Better Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 3.65% (quarter ended September 30, 2011) and the lowest return for a quarter was -2.25% (quarter ended June 30, 2004).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.25%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Barclays U.S. Aggregate A or Better Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.99%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2003	rr_AnnualReturn2003	2.50%
Annual Return 2004	rr_AnnualReturn2004	3.41%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	3.31%
Annual Return 2007	rr_AnnualReturn2007	6.33%
Annual Return 2008	rr_AnnualReturn2008	4.29%
Annual Return 2009	rr_AnnualReturn2009	4.29%
Annual Return 2010	rr_AnnualReturn2010	4.98%
Annual Return 2011	rr_AnnualReturn2011	7.09%
Annual Return 2012	rr_AnnualReturn2012	3.83%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.25%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.54%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%

Growth and Income Portfolio | Growth and Income Portfolio
Growth and Income Portfolio
Investment Goal
The investment goal of the Growth and Income Portfolio (the “Portfolio”) is long-term capital appreciation and current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Growth and Income Portfolio Class 1
Management Fees	0.70%
Service (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Portfolio Operating Expenses	1.28%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Growth and Income Portfolio Class 1	130	406	702	1,545

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily (at least 65% of total assets) in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.

The Portfolio’s investment philosophy is based on the belief that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. Portfolio construction emphasizes stock specific risk while minimizing other sources of active risk.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities,. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.71% (quarter ended September 30, 2009) and the lowest return for a quarter was –25.11% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Growth and Income Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	13.51%	(0.43%)	5.35%
S&P 500 �� Index	16.00%	1.66%	7.10%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth and Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Growth and Income Portfolio (the “Portfolio”) is long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest primarily (at least 65% of total assets) in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of large- and mid-cap companies, and is broadly diversified by industry and company.

The Portfolio’s investment philosophy is based on the belief that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is intense, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. Portfolio construction emphasizes stock specific risk while minimizing other sources of active risk.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities,. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 18.71% (quarter ended September 30, 2009) and the lowest return for a quarter was –25.11% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.11%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500 �� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2003	rr_AnnualReturn2003	26.18%
Annual Return 2004	rr_AnnualReturn2004	6.21%
Annual Return 2005	rr_AnnualReturn2005	4.75%
Annual Return 2006	rr_AnnualReturn2006	11.21%
Annual Return 2007	rr_AnnualReturn2007	10.23%
Annual Return 2008	rr_AnnualReturn2008	(39.32%)
Annual Return 2009	rr_AnnualReturn2009	34.63%
Annual Return 2010	rr_AnnualReturn2010	11.93%
Annual Return 2011	rr_AnnualReturn2011	(5.71%)
Annual Return 2012	rr_AnnualReturn2012	13.51%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%

Growth Portfolio | Growth Portfolio
Growth Portfolio
Investment Goal
The investment goal of the Growth Portfolio (the “Portfolio”) is capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Portfolio	Class 1	Class 2	Class 3
Management Fees	0.73%	0.73%	0.73%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.79%	0.94%	1.04%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	81	252	439	978
Class 2	96	300	520	1,155
Class 3	106	331	574	1,271

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in core equity securities that are widely diversified by industry and company. “Core equity securities” are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of companies of any market capitalization, including small and medium-sized companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 25% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation —focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –26.73% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Growth Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	13.95%	0.11%	6.83%
Class 2	13.81%	(0.03%)	6.67%
Class 3	13.72%	(0.14%)	6.57%
Russell 3000�� Index	16.42%	2.04%	7.68%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Growth Portfolio (the “Portfolio”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest primarily in core equity securities that are widely diversified by industry and company. “Core equity securities” are stocks, primarily of well established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Portfolio will principally invest in equity securities of companies of any market capitalization, including small and medium-sized companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 25% of total assets).

A “growth” philosophy — that of investing in securities believed to offer the potential for capital appreciation —focuses on securities of companies that are considered to have a historical record of an above-average growth rate, significant growth potential, above-average earnings growth or value, the ability to sustain earnings growth, or that offer proven or unusual products or services, or operate in industries experiencing increasing demand.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium Sized Companies Risk. Securities of small and medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Depositary Receipts Risk. Depositary receipts, such as American Depositary Receipts (“ADRs”) and other depositary receipts, including Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the Russell 3000® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000 Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.37% (quarter ended September 30, 2009) and the lowest return for a quarter was –26.73% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.73%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
Russell 3000�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.57%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	978
Annual Return 2003	rr_AnnualReturn2003	29.94%
Annual Return 2004	rr_AnnualReturn2004	10.82%
Annual Return 2005	rr_AnnualReturn2005	7.11%
Annual Return 2006	rr_AnnualReturn2006	13.30%
Annual Return 2007	rr_AnnualReturn2007	10.21%
Annual Return 2008	rr_AnnualReturn2008	(40.41%)
Annual Return 2009	rr_AnnualReturn2009	38.39%
Annual Return 2010	rr_AnnualReturn2010	14.10%
Annual Return 2011	rr_AnnualReturn2011	(6.21%)
Annual Return 2012	rr_AnnualReturn2012	13.95%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.83%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.03%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.67%

Multi-Asset Portfolio | Multi-Asset Portfolio
Multi-Asset Portfolio
Investment Goal
The investment goal of the Multi-Asset Portfolio (the “Portfolio”) is long-term total investment return consistent with moderate investment risk.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Asset Portfolio		Class 1		Class 3
Management Fees		1.00%		1.00%
Service (12b-1) Fees		none		0.25%
Other Expenses		0.59%		0.86%
Total Annual Portfolio Operating Expenses		1.59%		2.11%
Less Fee Waivers and/or Reimbursements	[1]	0.49%	[2]	0.76%
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements		1.10%		1.35%
[1]	SunAmerica Asset Management Corp. ("SAAMCo") has contractually agreed to reimburse the expenses of the Portfolio until April 30, 2014, so that the Portfolio's "Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements" does not exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Portfolio Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation in effect at the time the waivers and/or reimbursements occurred. This agreement may be terminated prior to April 30, 2014 by the Board of Trustees, including a majority of the independent trustees.
[2]	The expense table above has been restated with respect to the Class 1 shares to reflect the contractual expense limitation that was instituted on October 9, 2012.

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Multi-Asset Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	112	454	819	1,848
Class 3	137	588	1,064	2,381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Portfolio will principally invest in equity securities of large- and mid-cap companies, convertible securities, and fixed income securities, including U.S. government securities, asset-backed and mortgage-backed securities, investment grade fixed income securities and non-convertible preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month Treasury-Bill Index and a Blended Index. The Blended Index consists of 60% S&P 500®, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.82% (quarter ended September 30, 2009) and the lowest return for a quarter was -15.34% (quarter ended December 31, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Multi-Asset Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	9.50%	1.62%	4.87%
S&P 500�� Index	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index	4.21%	5.95%	5.18%
Citigroup 3-Month Treasury Bill Index	0.07%	0.45%	1.69%
Blended Index	11.08%	3.54%	6.44%

No performance for Class 3 shares is shown because there were no Class 3 shares outstanding during the periods shown. Class 3 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Multi-Asset Portfolio (the “Portfolio”) is long-term total investment return consistent with moderate investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Portfolio will principally invest in equity securities of large- and mid-cap companies, convertible securities, and fixed income securities, including U.S. government securities, asset-backed and mortgage-backed securities, investment grade fixed income securities and non-convertible preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the fixed income portion of the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Medium Sized Companies Risk. Securities of medium sized companies are usually more volatile and entail greater risks than securities of large companies.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Convertible Securities Risk. The values of the convertible securities in which the Portfolio may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time unfavorable to the Portfolio.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the S&P 500® Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month Treasury-Bill Index and a Blended Index. The Blended Index consists of 60% S&P 500®, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, the Citigroup 3-Month Treasury-Bill Index and a Blended Index. The Blended Index consists of 60% S&P 500, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-month Treasury Bill Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index consists of 60% S&P 500, 35% Barclays U.S. Aggregate Bond Index and 5% Citigroup 3-month Treasury Bill Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio's assets, but at any given time may not be indicative of the actual allocation of Portfolio assets among market sectors or types of investments.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.82% (quarter ended September 30, 2009) and the lowest return for a quarter was -15.34% (quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.34%)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

No performance for Class 3 shares is shown because there were no Class 3 shares outstanding during the periods shown. Class 3 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.18%
Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.44%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[1],[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.10%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense table above has been restated with respect to the Class 1 shares to reflect the contractual expense limitation that was instituted on October 9, 2012.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	819
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,848
Annual Return 2003	rr_AnnualReturn2003	16.87%
Annual Return 2004	rr_AnnualReturn2004	4.60%
Annual Return 2005	rr_AnnualReturn2005	3.91%
Annual Return 2006	rr_AnnualReturn2006	7.72%
Annual Return 2007	rr_AnnualReturn2007	8.44%
Annual Return 2008	rr_AnnualReturn2008	(25.89%)
Annual Return 2009	rr_AnnualReturn2009	23.99%
Annual Return 2010	rr_AnnualReturn2010	9.00%
Annual Return 2011	rr_AnnualReturn2011	(1.17%)
Annual Return 2012	rr_AnnualReturn2012	9.50%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.87%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,064
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,381
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance for Class 3 shares is shown because there were no Class 3 shares outstanding during the periods shown. Class 3 shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

[1]	SunAmerica Asset Management Corp. ("SAAMCo") has contractually agreed to reimburse the expenses of the Portfolio until April 30, 2014, so that the Portfolio's "Total Annual Portfolio Operating Expenses After Fee Waivers and/or Reimbursements" does not exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Portfolio Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of any such waivers and/or reimbursements, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation in effect at the time the waivers and/or reimbursements occurred. This agreement may be terminated prior to April 30, 2014 by the Board of Trustees, including a majority of the independent trustees.
[2]	The expense table above has been restated with respect to the Class 1 shares to reflect the contractual expense limitation that was instituted on October 9, 2012.

Natural Resources Portfolio | Natural Resources Portfolio
Natural Resources Portfolio
Investment Goal
The investment goal of the Natural Resources Portfolio (the “Portfolio”) is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Natural Resources Portfolio	Class 1	Class 2	Class 3
Management Fees	0.75%	0.75%	0.75%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.08%	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.83%	0.98%	1.08%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Natural Resources Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1	85	265	460	1,025
Class 2	100	312	542	1,201
Class 3	110	343	595	1,317

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. The subadviser considers a company to be in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in these industries.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, and in foreign equity securities, including emerging market securities. The Portfolio may also invest in preferred stocks.

A “value” philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria are generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category. “Total return” is a measure of performance which combines all elements of return including income and capital appreciation.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Natural Resources Risk. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the market price of the underlying natural resource. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio’s investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of each of the S&P 500® Index, the MSCI World/Metals & Mining Index, the MSCI World/Oil & Gas Index and the MSCI World/Energy Equipment & Services Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.10% (quarter ended June 30, 2009) and the lowest return for a quarter was –36.28% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Natural Resources Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	3.54%	(5.31%)	13.66%
Class 2	3.37%	(5.45%)	13.49%
Class 3	3.25%	(5.55%)	13.37%
S&P 500�� Index	16.00%	1.66%	7.10%
MSCI World/Metals & Mining Index	1.14%	(5.84%)	14.52%
MSCI World/Oil & Gas Index	2.53%	(1.12%)	11.65%
MSCI World/Energy Equipment & Services Index	2.66%	(5.39%)	11.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natural Resources Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Natural Resources Portfolio (the “Portfolio”) is total return in excess of the U.S. rate of inflation as represented by the Consumer Price Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to invest primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation with a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products. The subadviser considers a company to be in the natural resources industry if at the time of investment at least 50% of the company’s assets, revenues or profits are derived from natural resources or if an independent industry source considers it to be in these industries.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, and in foreign equity securities, including emerging market securities. The Portfolio may also invest in preferred stocks.

A “value” philosophy — that of investing in securities believed to be undervalued in the market — often reflects a contrarian approach in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria are generally calculated to identify stocks of companies with solid financial strength and generous dividend yields that have low price-earnings ratios and have generally been overlooked by the market, or companies undervalued within an industry or market capitalization category. “Total return” is a measure of performance which combines all elements of return including income and capital appreciation.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Natural Resources Risk. The Portfolio will be subject to certain risks specific to investing in the natural resources industry. Investments in securities related to precious metals and minerals are considered speculative. Prices of precious metals may fluctuate sharply over short time periods due to changes in inflation or expectations regarding inflation in various countries; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals or minerals.

In addition, the market price of securities that are tied into the market price of a natural resource will fluctuate on the basis of the natural resource. However, there may not be a perfect correlation between the movements of the asset-based security and the market price of the underlying natural resource. Further, these securities typically bear interest or pay dividends at below market rates, and in certain cases at nominal rates. The Portfolio’s investments in natural resources securities exposes it to greater risk than a portfolio less concentrated in a group of related industries.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio manager, may fail to produce the intended return.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of each of the S&P 500® Index, the MSCI World/Metals & Mining Index, the MSCI World/Oil & Gas Index and the MSCI World/Energy Equipment & Services Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of each of the S&P 500 Index, the MSCI World/Metals & Mining Index, the MSCI World/Oil & Gas Index and the MSCI World/Energy Equipment & Services Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 26.10% (quarter ended June 30, 2009) and the lowest return for a quarter was –36.28% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.28%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
MSCI World/Metals & Mining Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.14%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.84%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.52%
MSCI World/Oil & Gas Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.65%
MSCI World/Energy Equipment & Services Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.54%
Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.55%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.37%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Annual Return 2003	rr_AnnualReturn2003	47.77%
Annual Return 2004	rr_AnnualReturn2004	25.01%
Annual Return 2005	rr_AnnualReturn2005	46.13%
Annual Return 2006	rr_AnnualReturn2006	24.93%
Annual Return 2007	rr_AnnualReturn2007	40.20%
Annual Return 2008	rr_AnnualReturn2008	(49.79%)
Annual Return 2009	rr_AnnualReturn2009	58.05%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Annual Return 2011	rr_AnnualReturn2011	(20.27%)
Annual Return 2012	rr_AnnualReturn2012	3.54%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.31%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.66%
Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.45%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.49%

Strategic Multi-Asset Portfolio | Strategic Multi-Asset Portfolio
Strategic Multi-Asset Portfolio
Investment Goal
The investment goal of the Strategic Multi-Asset Portfolio (the “Portfolio”) is high long-term total investment return.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Strategic Multi-Asset Portfolio Class 1
Management Fees	1.00%
Service (12b-1) Fees	none
Other Expenses	0.71%
Total Annual Portfolio Operating Expenses	1.71%

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Multi-Asset Portfolio Class 1	174	539	928	2,019

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies of the Portfolio

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash to achieve total investment return. “Total investment return” is a measure of performance which combines all elements of return including income and capital appreciation.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, convertible securities, and foreign equity securities. The Portfolio will also principally invest in fixed income securities, including U.S. government securities, foreign fixed income securities, emerging market securities, asset backed and mortgage backed securities, corporate bonds and preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets. The Portfolio may use an active trading strategy to achieve its objective.

Principal Risks of Investing in the Portfolio

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

Performance Information

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI ACWI USD Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index. The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 14.00% (quarter ended September 30, 2009) and the lowest return for a quarter was –12.72% (quarter ended September 30, 2008).

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Strategic Multi-Asset Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class 1	15.10%	1.92%	8.40%
MSCI ACWI USD Index	16.13%	(1.16%)	8.11%
Citigroup World Gov���t Bond Index (U.S. $ hedged, ex-Switzerland)	3.94%	4.90%	4.35%
Citigroup 3-Month Treasury Bill Index	0.07%	0.45%	1.69%
Blended Index	11.79%	1.33%	7.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Multi-Asset Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the Strategic Multi-Asset Portfolio (the “Portfolio”) is high long-term total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If the separate account’s fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 105% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	105.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio’s principal investment strategy is to actively allocate the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash to achieve total investment return. “Total investment return” is a measure of performance which combines all elements of return including income and capital appreciation.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies, convertible securities, and foreign equity securities. The Portfolio will also principally invest in fixed income securities, including U.S. government securities, foreign fixed income securities, emerging market securities, asset backed and mortgage backed securities, corporate bonds and preferred stocks. The Portfolio will also make short-term investments.

In addition, the Portfolio may invest in derivative instruments, including equity index futures and interest rate futures. The Portfolio will use equity index futures and interest rate futures to increase or decrease exposure to equity and bond markets in connection with asset allocation decisions. The Portfolio may also use currency forwards and interest rate futures to manage foreign currency, duration and yield curve positioning within the Portfolio.

Asset allocation views may be expressed through equity, fixed income, money market instruments and other assets. The Portfolio may use an active trading strategy to achieve its objective.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests significantly in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which the prices of “growth” stocks in general have fallen, or vice versa.

Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio’s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Fixed Income Securities Risk. The Portfolio invests significantly in various types of fixed income securities or bonds. As a result, the value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by issuers of fixed income securities. As interest rates rise, the prices for fixed income securities typically fall; and as interest rates fall, the prices typically rise. To the extent the Portfolio is invested in the bond market, movements in the bond market may affect its performance. In addition, individual fixed income securities selected for this Portfolio may underperform the market generally.

Credit Risk. The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. An issuer held in this Portfolio may not be able to honor its financial obligations, including its obligations to the Portfolio.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Emerging Markets Risk: The risks associated with investments in foreign securities are heightened when issuers of these securities are in developing or “emerging market” countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than developed countries. As a result, these markets are generally more volatile than the markets of developed countries.

U.S. Government Securities Risk. The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right of support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the Portfolio might not be able to recover its investment from the U.S. Government.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by another security, index or benchmark (i.e., stock options, futures, caps, floors, etc.). To the extent a derivative contract is used to hedge another position in the Portfolio, the Portfolio will be exposed to the risks associated with hedging as described below and in the Glossary. To the extent an option or futures contract is used to enhance return, rather than as a hedge, the Portfolio will be directly exposed to the risks of the contract. Gains or losses from non-hedging positions may be substantially greater than the cost of the position.

Hedging Risk. A hedge is an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position in a related security (often a derivative, such as an option or a short sale). While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Hedging also involves the risk that changes in the value of the related security will not match those of the instruments being hedged as expected, in which case any losses on the instruments being hedged may not be reduced.

Currency Risk: The value of the Portfolio’s foreign investments may fluctuate due to changes in currency exchange rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio’s non-U.S. dollar denominated securities.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Portfolio goes down, you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and comparing the Portfolio’s average annual returns to those of the MSCI ACWI USD Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index. The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the MSCI ACWI USD Index, the Citigroup World Government Bond Index (U.S. $ hedged, ex-Switzerland), a Blended Index and the Citigroup 3-Month Treasury Bill Index. The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index consists of 65% MSCI ACWI USD Index, 30% Citigroup World Government Bond Index (U.S. $ Hedged, ex-Switzerland), and 5% Citigroup 3-Month Treasury Bill Index. The Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices in that it includes both equity and fixed-income components.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the 10-year period shown in the bar chart, the highest return for a quarter was 14.00% (quarter ended September 30, 2009) and the lowest return for a quarter was –12.72% (quarter ended September 30, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.72%)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2012)
MSCI ACWI USD Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.11%
Citigroup World Gov���t Bond Index (U.S. $ hedged, ex-Switzerland)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.35%
Citigroup 3-Month Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.69%
Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Annual Return 2003	rr_AnnualReturn2003	29.26%
Annual Return 2004	rr_AnnualReturn2004	11.09%
Annual Return 2005	rr_AnnualReturn2005	9.49%
Annual Return 2006	rr_AnnualReturn2006	11.09%
Annual Return 2007	rr_AnnualReturn2007	16.79%
Annual Return 2008	rr_AnnualReturn2008	(29.46%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	12.96%
Annual Return 2011	rr_AnnualReturn2011	(3.81%)
Annual Return 2012	rr_AnnualReturn2012	15.10%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.92%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.40%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013